Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value $0.000042 per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	2.17
Maximum Aggregate Offering Price	$ 7,595,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,048.87
Offering Note	1 Consists of 3,500,000 American Depositary Shares ("ADSs") issuable upon the exercise of the warrant of the registrant being registered for resale from time to time by the selling securityholder under this registration statement. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares represented by ADSs being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. 2 Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low prices of the ADSs on The Nasdaq Stock Market on September 8, 2026 (such date being within five business days of the date that this registration statement on Form S-3 was filed with the U.S. Securities and Exchange Commission).